Schedule of amounts recognized in profit or loss (Details)	12 Months Ended
	Jun. 30, 2026 USD ($)	Jun. 30, 2026 SGD ($)	Jun. 30, 2025 SGD ($)
Leases
Depreciation of right-of-use assets	$ 2,761,485	$ 3,544,719	$ 1,073,469
Interest expense on lease liabilities	210,181	269,794	114,966
Expense relating to short-term leases	5,191	6,663
Total amount recognized in profit or loss	$ 2,976,857	$ 3,821,176	$ 1,188,435